Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Summary of Earnings Per Share

	2017			2016			2015

	Earnings £m	Weighted average number of shares m	Earnings per share pence	Earnings £m	Weighted average number of shares m	Earnings per share pence	Earnings £m	Weighted average number of shares m	Earnings per share pence

Basic earnings per share (ordinary shares of 25p each)	37,533	2,044	1,836.3	4,648	1,858	250.2	4,290	1,858	230.9

Share options	–	7	(6.3)	–	7	(1.0)	–	5	(0.6)

Diluted earnings per share	37,533	2,051	1,830.0	4,648	1,865	249.2	4,290	1,863	230.3

Summary of Adjusted Earnings Per Share

Earnings have been affected by a number of adjusting items, which are described in notes 3 to 6. Adjusting items are significant items in the profit from operations, net finance costs, taxation and the Group’s share of the post-tax results of associates and joint ventures which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance. The Group believes that these items are useful to users of the Group financial statements in helping them to understand the underlying business performance. To illustrate the impact of these items, an adjusted earnings per share calculation is shown below.

		Diluted

		2017		2016		2015

	Notes	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence

Diluted earnings per share		37,533	1,830.0	4,648	249.2	4,290	230.3

Effect of restructuring and integration costs	3(e)	600	29.3	603	32.3	367	19.7

Tax and non-controlling interests on restructuring and integration costs		(133)	(6.5)	(90)	(4.8)	(74)	(4.0)

Effect of amortisation and impairment of trademarks and similar intangibles	3(f)	383	18.7	149	8.0	65	3.5

Tax on amortisation and impairment of trademarks and similar intangibles		(90)	(4.4)	(32)	(1.7)	(9)	(0.5)

Effect of associates' adjusting items net of tax	5(a)	(23,197)	(1,131.0)	(900)	(48.3)	(293)	(15.7)

Other adjusting items	3(h)	534	26.0	53	2.9	–	–

Tax effect on other adjusting items		(184)	(9.0)	(5)	(0.3)	–	–

Deferred tax relating to changes in tax rates	6(c)	(9,586)	(467.4)	–	–	–	–

Release of deferred tax on unremitted earnings from associates	6(c)	(180)	(8.8)	–	–	–	–

Effect of Fox River	3(g)	–	–	20	1.1	–	–

Effect of Flintkote	3(i)	–	–	–	–	3	0.2

Effect of deemed gain related to investment in RAI	4(b)	–	–	–	–	(601)	(32.3)

Effect of additional deferred tax charge from gain on divestiture of assets by associate (RAI)	6(d)	–	–	61	3.3	22	1.2

Effect of interest on FII GLO settlement and other	4(b)	43	2.1	25	1.3	8	0.4

Effect of adjusting finance costs in relation to acquisition of RAI	4(b)	153	7.5	–	–	–	–

Tax Effect of adjusting finance costs in relation to acquisition of RAI		(49)	(2.4)	–	–	–	–

Effect of certain costs and fees related to the acquisition of NCI in Souza Cruz and investment in RAI	4(b)	–	–	–	–	104	5.6

Effect of hedge ineffectiveness	4(b)	9	0.4	(18)	(1.0)	–	–

Tax effect on hedge ineffectiveness		(2)	(0.1)	–	–	–	–

Effect of US bond buy back	4(b)	–	–	101	5.5	–	–

Adjusted earnings per share (diluted)		5,834	284.4	4,615	247.5	3,882	208.4

		Basic

		2017		2016		2015

	Notes	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence

Basic earnings per share		37,533	1,836.3	4,648	250.2	4,290	230.9

Effect of restructuring and integration costs	3(e)	600	29.4	603	32.4	367	19.7

Tax and non-controlling interests on restructuring and integration costs		(133)	(6.5)	(90)	(4.9)	(74)	(4.0)

Effect of amortisation and impairment of trademarks and similar intangibles	3(f)	383	18.7	149	8.0	65	3.5

Tax on amortisation and impairment of trademarks and similar intangibles		(90)	(4.4)	(32)	(1.7)	(9)	(0.5)

Effect of associates' adjusting items net of tax	5(a)	(23,197)	(1,134.9)	(900)	(48.4)	(293)	(15.8)

Other adjusting items	3(h)	534	26.1	53	2.9	–	–

Tax effect on other adjusting items		(184)	(9.0)	(5)	(0.3)	–	–

Deferred tax relating to changes in tax rates	6(c)	(9,586)	(469.0)	–	–	–	–

Release of deferred tax on unremitted earnings from associates	6(c)	(180)	(8.8)	–	–	–	–

Effect of Fox River	3(g)	–	–	20	1.1	–	–

Effect of Flintkote	3(i)	–	–	–	–	3	0.2

Effect of deemed gain related to investment in RAI	4(b)	–	–	–	–	(601)	(32.3)

Effect of additional deferred tax charge from gain on divestiture of assets by associate (RAI)	6(d)	–	–	61	3.3	22	1.2

Effect of interest on FII GLO settlement and other	4(b)	43	2.1	25	1.3	8	0.4

Effect of adjusting finance costs in relation to acquisition of RAI	4(b)	153	7.5	–	–	–	–

Tax Effect of adjusting finance costs in relation to acquisition of RAI		(49)	(2.4)	–	–	–	–

Effect of certain costs and fees related to the acquisition of NCI in Souza Cruz and investment in RAI	4(b)	–	–	–	–	104	5.6

Effect of hedge ineffectiveness	4(b)	9	0.4	(18)	(1.0)	–	–

Tax effect on hedge ineffectiveness		(2)	(0.1)	–	–	–	–

Effect of US bond buy back	4(b)	–	–	101	5.5	–	–

Adjusted earnings per share (basic)		5,834	285.4	4,615	248.4	3,882	208.9

Summary of Headline Earnings Per Share

The presentation of headline earnings per share, as an alternative measure of earnings per share, is mandated under the JSE Listing Requirements. It is calculated in accordance with Circular 2/2015 ‘Headline Earnings’, as issued by the South African Institute of Chartered Accountants.

	Diluted

	2017		2016		2015

	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence

Diluted earnings per share	37,533	1,830.0	4,648	249.2	4,290	230.3

Effect of impairment of intangibles, property, plant and equipment and assets held for sale	179	8.6	126	6.8	27	1.4

Tax and non-controlling interests on impairment of intangibles and property, plant and equipment	(35)	(1.7)	(35)	(1.9)	(6)	(0.3)

Effect of gains on disposal of property, plant and equipment and held-for-sale assets	(48)	(2.3)	(59)	(3.2)	(60)	(3.2)

Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets	13	0.6	30	1.6	19	1.0

Gain on deemed disposal of RAI associate	(23,288)	(1,135.4)	–	-	–	-

Write off of investment in associate	27	1.3

Effect of gains reclassified from the available-for-sale reserve	–	–	–	-	(10)	(0.6)

Tax and non-controlling interests on gains reclassified from the available-for-sale reserve	–	–	–	-	3	0.2

Share of associates' impairment losses and non-current investments	–	–	–	-	17	0.9

Share of associates' gains on disposal of assets	–	–	(941)	(50.4)	(371)	(19.9)

Tax effect of associates' disposal of assets	–	–	61	3.3	22	1.2

Issue of shares and change in shareholding in associate	(29)	(1.4)	(11)	(0.6)	(22)	(1.2)

Headline earnings per share (diluted)	14,352	699.7	3,819	204.8	3,909	209.8

	Basic

	2017		2016		2015

	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence

Basic earnings per share	37,533	1,836.3	4,648	250.2	4,290	230.9

Effect of impairment of intangibles, property, plant and equipment and assets held for sale	179	8.7	126	6.8	27	1.4

Tax and non-controlling interests on impairment of intangibles and property, plant and equipment	(35)	(1.7)	(35)	(1.9)	(6)	(0.3)

Effect of gains on disposal of property, plant and equipment and held-for-sale assets	(48)	(2.3)	(59)	(3.2)	(60)	(3.2)

Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets	13	0.6	30	1.6	19	1.0

Gain on deemed disposal of RAI associate	(23,288)	(1,139.3)	–	-	–	-

Write off of investment in associate	27	1.3	–	-	–	-

Effect of gains reclassified from the available-for-sale reserve	–	–	–	-	(10)	(0.6)

Tax and non-controlling interests on gains reclassified from the available-for-sale reserve	–	–	–	-	3	0.2

Share of associates' impairment losses and non-current investments	–	–	–	-	17	0.9

Share of associates' gains on disposal of assets	–	–	(941)	(50.6)	(371)	(19.9)

Tax effect of associates' disposal of assets	–	–	61	3.3	22	1.2

Issue of shares and change in shareholding in associate	(29)	(1.4)	(11)	(0.6)	(22)	(1.2)

Headline earnings per share (basic)	14,352	702.2	3,819	205.6	3,909	210.4